Northern Lights Fund Trust II

F/m Investments European L/S Small Cap Fund, a series of the Registrant

Incorporated herein by reference is the definitive version of the supplement for the F/m Investments European L/S Small Cap Fund, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 1, 2020 (SEC Accession No. 0001580642-20-001917).

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase